Lease liabilities (Details) $ in Thousands	3 Months Ended
Nov. 30, 2025 USD ($)
Lease Liabilities
Lease payments	$ 2,807
Lease payments	720
Lease payments	88
Lease payments	(381)
Lease payments	(3)
Lease payments	$ 3,231